CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Income Statement [Abstract]
Revenues	$ 2,773,718	$ 2,554,236	$ 2,375,923
Operating expenses:
Cost of service	1,022,107	952,225	862,075
Selling, general and administrative	1,295,014	1,203,512	1,119,860
Processing system intrusion	0	(7,000)	36,775
Total costs and expenses	2,317,121	2,148,737	2,018,710
Operating income	456,597	405,499	357,213
Other income (expense):
Interest and other income	4,949	13,663	10,353
Interest and other expense	(44,436)	(41,812)	(33,282)
Total nonoperating income (expense)	(39,487)	(28,149)	(22,929)
Income before income taxes	417,110	377,350	334,284
Provision for income taxes	(107,995)	(107,398)	(95,571)
Net income	309,115	269,952	238,713
Less: Net income attributable to noncontrolling interests, net of income tax	(31,075)	(24,666)	(22,588)
Net income attributable to Global Payments	$ 278,040	$ 245,286	$ 216,125
Basic earnings per share (in dollars per share)	$ 2.07	$ 1.70	$ 1.39
Diluted earnings per share (in dollars per share)	$ 2.06	$ 1.69	$ 1.38